Report of Directors Financial Review Risk Report - Mainland China commercial real estate (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4,593)	(4,618)
Wholesale | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5,802	$ 7,259
Expected credit loss rate	17.60%	16.00%
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (1,018)	$ (1,158)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4)	(9)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(116)	(319)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(882)	(824)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(16)	(6)
Wholesale | Commercial real estate loans and advances including loan commitments | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,175	2,044
Wholesale | Commercial real estate loans and advances including loan commitments | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2)	(4)
Wholesale | Commercial real estate loans and advances including loan commitments | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	823	1,174
Wholesale | Commercial real estate loans and advances including loan commitments | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4)	(3)
Wholesale | Commercial real estate loans and advances including loan commitments | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	673	1,144
Wholesale | Commercial real estate loans and advances including loan commitments | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(5)	(13)
Wholesale | Commercial real estate loans and advances including loan commitments | Sub-standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	478	1,062
Wholesale | Commercial real estate loans and advances including loan commitments | Sub-standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(109)	(308)
Wholesale | Commercial real estate loans and advances including loan commitments | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,653	1,835
Wholesale | Commercial real estate loans and advances including loan commitments | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(898)	(830)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,184	$ 3,241
Expected credit loss rate	37.00%	31.20%
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (808)	$ (1,010)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(9)	(261)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(783)	(743)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(16)	(6)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	293	118
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	240	578
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	154	196
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Sub-standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	87	777
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Sub-standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(9)	(261)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,410	1,572
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(799)	(749)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,488	$ 3,710
Expected credit loss rate	6.00%	3.50%
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (209)	$ (131)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4)	(9)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(106)	(41)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(99)	(81)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,818	1,817
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2)	(4)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	583	595
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4)	(3)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	511	899
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(5)	(13)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Sub-standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	334	136
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Sub-standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(99)	(30)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	242	263
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(99)	(81)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 130	$ 308
Expected credit loss rate	0.80%	5.50%
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (1)	$ (17)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1)	(17)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	64	109
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	49
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Sub-standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	57	149
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Sub-standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1)	(17)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,671	7,158
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,079	3,161
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,474	3,694
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	118	303
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	131	101
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	105	80
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	14	16
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 12	$ 5